SUMMARY OF NOTES PAYABLE (Details) - USD ($)							12 Months Ended
	Jan. 08, 2021	Jul. 08, 2020	May 12, 2020	Feb. 28, 2020	Dec. 11, 2019	Jan. 06, 2019	Apr. 30, 2021	Jan. 31, 2022	Jul. 21, 2021	Jul. 03, 2020	Apr. 30, 2020	Jan. 06, 2020	Dec. 03, 2019	Oct. 01, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								9.50%
Notes payable - related party, net							$ 6,143,223	$ 2,000,000			$ 2,100,000
Notes Payable							$ 6,220,000
Loan Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Interest Rate, Stated Percentage									15.00%
Loan Agreement [Member] | Former Shareholder [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument maturity date				Feb. 28, 2021	Jul. 15, 2020	Jan. 08, 2021
Debt instrument extended maturity date	Sep. 01, 2021	Jan. 08, 2021	Sep. 01, 2021	Sep. 01, 2021		Sep. 01, 2021
Debt Instrument, Interest Rate, Stated Percentage				24.00%	24.00%					24.00%		24.00%	12.00%	12.00%
Notes payable - related party, net			$ 1,000,000	$ 200,000	$ 700,000					$ 500,000		$ 200,000	$ 500,000	$ 500,000
Loan Agreement [Member] | Former Shareholder [Member] | Notes Payable One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument maturity date							Jun. 01, 2019
Debt instrument extended maturity date							Jun. 01, 2021
Debt Instrument, Interest Rate, Stated Percentage							9.50%
Notes payable - related party, net							$ 1,700,000
Loan Agreement [Member] | Former Shareholder [Member] | Notes Payable Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument maturity date							Jun. 30, 2020
Debt instrument extended maturity date							Jun. 30, 2021
Debt Instrument, Interest Rate, Stated Percentage							9.50%
Notes payable - related party, net							$ 120,000
Loan Agreement [Member] | Former Shareholder [Member] | Notes Payable Three [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument extended maturity date							Sep. 01, 2021
Debt Instrument, Interest Rate, Stated Percentage							9.50%
Notes payable - related party, net							$ 3,850,000
Debt instrument maturity date							8 notes from 10/2019 – 8/2020
Loan Agreement [Member] | Former Shareholder [Member] | Notes Payable Four [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument maturity date							Sep. 15, 2020
Debt instrument extended maturity date							Sep. 15, 2021
Debt Instrument, Interest Rate, Stated Percentage							9.50%
Notes payable - related party, net							$ 250,000
Loan Agreement [Member] | Former Shareholder [Member] | Notes Payable Five [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument maturity date							Nov. 24, 2020
Debt instrument extended maturity date							Nov. 24, 2021
Debt Instrument, Interest Rate, Stated Percentage							9.50%
Notes payable - related party, net							$ 300,000